Intangible assets and goodwill - Business combinations and goodwill (Details)			3 Months Ended	12 Months Ended
	Jan. 27, 2022 USD ($) $ / shares	Jan. 25, 2022 item	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 31, 2022 USD ($)	Jan. 22, 2022
Acquisition of game development studios
Number of game development studios acquired | item		3
Total consideration to acquire studios				$ 67,062,000
Cash				55,667,000
Share consideration				3,158,000
Deferred share consideration				$ 8,237,000
Price per share for option to acquire shares | $ / shares	$ 100
Period for shares ineligibility for sale on Nasdaq from the date of allotment under scenario one for option becomes exercisable	1 year
Maximum period for shares from acquisition date to repurchase outstanding consideration shares under scenario two for option becomes exercisable	2 years
Incremental borrowing rate				3.00%
Unwinding of discount on the put option liability				$ 129,000	$ 129,000	$ 366,000
Share Price As of Acquisition Date | $ / shares				$ 7.97
Issue of ordinary shares related to business combination				$ (2,103,000)		$ (2,103,000)
Repurchase of shares under the put options and expiration of the put options			$ 3,964,000	3,964,000
Put Option Liability [Member]
Acquisition of game development studios
Put option liabilities - non - current	$ 13,499,000
MX Capital Ltd
Acquisition of game development studios
Percentage of voting interest acquired		48.80%
Castcrown Ltd
Acquisition of game development studios
Percentage of voting interest acquired		49.50%
Gracevale Ltd
Acquisition of game development studios
Percentage of voting interest acquired	100.00%							100.00%
Total consideration to acquire studios	$ 70,000,000						$ 67,062,000
Cash	55,517,000
Share consideration	3,158,000
Deferred share consideration	$ 8,237,000
Expected value of the recognized tax risks				558,000	678,000		$ 1,662,000
Indirect taxes liability				$ 1,257,000	$ 1,348,000
Lightmap LLC
Acquisition of game development studios
Percentage of voting interest acquired	100.00%	100.00%
Total consideration to acquire studios	$ 150,000